Average Annual Total Returns - Class R R4 and Class I3 - Transamerica Inflation-Protected Securities	R4 1 Year	R4 5 Years	R4 10 Years	R4 Since Inception	R4 Inception Date	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions 5 Years	R4 Return After Taxes on Distributions 10 Years	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R 5 Years	R 10 Years	R Since Inception	R Inception Date	I3 1 Year	I3 5 Years	I3 10 Years	I3 Since Inception	I3 Inception Date	Bloomberg Barclays US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.65%	4.43%	3.18%		Sep. 11, 2000	9.11%	3.71%	2.28%		5.70%	3.09%	2.17%		9.18%			4.25%	Apr. 21, 2017	9.68%			4.76%	Apr. 21, 2017	10.99%	5.08%	3.81%	5.15%